Financial Instruments - Summary of Changes in Level 3 Assets and Liabilities (Parenthetical) (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Investments sold during the year	₨ 585	₨ 1,281
Cumulative loss in statement of income on disposal of investments	138
Cumulative loss in other comprehensive income on disposal of investments		175
Cumulative gain in statement of income on disposal of investments		₨ 152
Cumulative gain in other comprehensive income on disposal of investments	₨ 389